INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 1,562	$ 2,761
Tax losses in foreign jurisdictions, to be paid between 2026 and 2037	33
Tax losses in foreign jurisdictions, carried forward indefinitely	30
Realized capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	0	73
Unrealized capital losses on debt and derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	1,457	2,572
Tax losses in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	63	72
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	$ 42	$ 44